Business acquisition, integration and reorganization costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Business acquisition, integration and reorganization costs [Abstract]
Acquisition costs	$ 3,964	$ 381
Integration costs	6,808	1,940
Reorganization costs related to modifications to cost structure	845	0
Business acquisition, integration and reorganization costs	11,617	2,321
Employee benefits expense	$ 2,820	$ 688